Details of Significant Accounts - Other gains and losses, schedule of other gains and losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details of Significant Accounts [Abstract]
Foreign exchange gains (losses)	$ 544	$ (337)
Gains on financial assets at fair value through profit or loss	9	0
Gains on financial liabilities at fair value through profit or loss	1,036	46
Others	3	0
Other gains and losses	$ 1,592	$ (291)